Integration and Restructuring Costs (Restructuring Activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Liability at beginning of period	$ 93	$ 93	$ 92
Expense Incurred	40	44	28
Cash Paid	(71)	(39)	(27)
Other	3	(5)
Liability at end of period	65	93	93
Severance
Restructuring Reserve [Roll Forward]
Liability at beginning of period	32	15
Expense Incurred	31	40
Cash Paid	(49)	(22)
Other	1	(1)
Liability at end of period	15	32	15
Future rent under non-cancelable leases and other costs
Restructuring Reserve [Roll Forward]
Liability at beginning of period	61	78
Expense Incurred	9	4
Cash Paid	(22)	(17)
Other	2	(4)
Liability at end of period	$ 50	$ 61	$ 78